Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 22, 2025, Thumzup Media Corporation, a Nevada corporation, (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original Form 8-K”) reporting the Company’s entry on August 19, 2025 into an Agreement and Plan of Merger (the “Merger Agreement”) with TZUP Merger Sub, Inc., a wholly-owned subsidiary of the Company (the “Merger Sub”) and Dogehash Technologies, Inc. (“Dogehash”), a Nevada corporation. Pursuant to the Merger Agreement, the Company will change its name to Dogehash Technologies Holdings, Inc. and the Merger Sub will merge with and into Dogehash.The Company is filing this amendment to the Original Form 8-K (“Amendment”) to amend and supplement the Original 8-K to include historical financial statements of Dogehash and pro forma financial information as required by Item 9.01(a) and 9.01(b), respectively, of Form 8-K and that were excluded from the Original Form 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original Form 8-K is amended or supplemented. This Amendment should be read together with the Original Form 8-K.
Document Period End Date	Aug. 19, 2025
Entity File Number	001-42388
Entity Registrant Name	Thumzup Media Corporation
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10557 Jefferson Blvd
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90232
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false